Related party balances and transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Due to shareholders	$ 351,141	$ 56,778
Ke Chen [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder, Chief Executive Officer and director of the Company
Nature of Transaction	Shareholder loans
Due to shareholders	$ 62,196	18,424
Ni Jiang [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder, chairwoman of the Company
Nature of Transaction	Shareholder loans
Due to shareholders	$ 288,945	38,354
Ke Chens [Member]
Related Party Transaction [Line Items]
Nature of Transaction	Lease
Relationship	Principal shareholder, Chief Executive Officer and director of the Company
Lease liability- a related party	$ 55,262	$ 75,940